Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2014
Fair Value Disclosures [Abstract]
Notional Amounts And Fair Values Of Interest Rate Swaps
As of January 31, 2014 and 2013, the notional amounts and fair values of these derivatives were as follows:

	January 31, 2014		January 31, 2013
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$1,000	$5	$3,445	$60
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as net investment hedges	1,250	97	1,250	223
Receive fixed-rate, pay fixed-rate cross-currency interest rate swaps designated as cash flow hedges	3,004	453	2,944	230
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	457	(2)	1,056	(8)
Receive variable-rate, pay fixed-rate forward starting interest rate swaps designated as cash flow hedges	2,500	166	5,000	10
Total	$8,211	$719	$13,695	$515

Carrying Value and Fair Value of Debt
The carrying value and fair value of the Company's long-term debt as of January 31, 2014 and 2013, was as follows:

	January 31, 2014		January 31, 2013
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$45,874	$50,757	$43,981	$50,664